MUSIC INVENTORY (Details Narrative) - USD ($)	12 Months Ended
	May 31, 2024	May 31, 2023
Inventory Disclosure [Abstract]
Replacement value of music catalogue	$ 250,000
Purchased music inventory	620
Depreciation on music inventory	$ 814	$ 1,238